LEASE - Maturities of operating lease liabilities and maturities of operating leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Maturities of operating lease liabilities
2020	¥ 26,157
2021	26,260
2022	5,177
2023	269
Total undiscounted lease payments	57,863
Imputed interest	(5,659)
Lease liabilities	¥ 52,204
Term of operating leases not yet commenced	3 years
Undiscounted maturities of operating leases, under ASC 840
2019		¥ 13,118
2020		8,009
2021		4,280
2022		1,353
2023 and thereafter		¥ 336